Index Funds

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

February 7, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Index Funds

File Nos. 333-129930, 811-21836

Filing pursuant to Rule 497(e)

To Whom It May Concern:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement to the Prospectus dated July 28, 2017, for the Index Funds S&P 500® Equal Weight as filed pursuant to Rule 497(e) under the 1933 Act on January 19, 2018 (Accession Number: 0001398344-18-000763).

If you have any questions regarding this filing, please contact Megan Hadley Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

Sincerely,

/s/ Michael G. Willis
Michael G. Willis
President

Enclosure

cc:	Kevin Teng, Esq.

Davis Graham & Stubbs LLP